Quarterly Holdings Report
for
Fidelity® High Dividend ETF
October 31, 2025
T17-NPRT1-1225
1.9880049.109
Common Stocks - 99.7%
	Shares	Value ($)
INDONESIA - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Jardine Matheson Holdings Ltd (Singapore)	250,000	14,687,500
JAPAN - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Yamaha Motor Co Ltd (b)	2,842,900	20,575,986
NETHERLANDS - 2.3%
Financials - 2.2%
Banks - 2.2%
ABN AMRO Bank NV depository receipt (c)(d)	5,373,956	160,709,885
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	225,514	8,847,198
TOTAL NETHERLANDS		169,557,083
SINGAPORE - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Singapore Airlines Ltd	2,073,200	10,561,540
SWEDEN - 1.4%
Financials - 1.4%
Banks - 1.4%
Svenska Handelsbanken AB A Shares	7,781,769	102,226,663
UNITED KINGDOM - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,968,000	13,040,323
UNITED STATES - 95.3%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.2%
AT&T Inc	297,509	7,363,348
Verizon Communications Inc	175,590	6,977,946
		14,341,294
Entertainment - 0.2%
Electronic Arts Inc	19,364	3,873,962
Walt Disney Co/The	72,989	8,220,021
Warner Music Group Corp Class A	50,655	1,618,934
		13,712,917
Interactive Media & Services - 2.0%
Alphabet Inc Class A	358,719	100,868,196
Meta Platforms Inc Class A	73,977	47,962,988
		148,831,184
Media - 0.3%
Comcast Corp Class A	172,382	4,798,253
Fox Corp Class A	38,517	2,490,124
Interpublic Group of Cos Inc/The	64,956	1,666,771
New York Times Co/The Class A	35,520	2,024,285
News Corp Class A	70,287	1,862,606
Nexstar Media Group Inc	10,573	2,069,453
Omnicom Group Inc	23,728	1,780,075
Paramount Skydance Corp Class B (b)	160,069	2,463,462
Sirius XM Holdings Inc	64,634	1,401,911
		20,556,940
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	22,247	4,672,982
TOTAL COMMUNICATION SERVICES		202,115,317

Consumer Discretionary - 3.7%
Automobiles - 1.2%
Ford Motor Co	2,433,851	31,956,464
General Motors Co	522,753	36,117,005
Stellantis NV (Italy)	1,716,196	17,387,755
		85,461,224
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp	112,017	33,429,233
Starbucks Corp	254,091	20,548,339
		53,977,572
Household Durables - 0.2%
Whirlpool Corp (b)	221,087	15,836,462
Specialty Retail - 1.3%
Home Depot Inc/The	101,774	38,632,393
Lowe's Cos Inc	114,161	27,185,159
TJX Cos Inc/The	233,025	32,656,124
		98,473,676
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	358,565	23,159,713
TOTAL CONSUMER DISCRETIONARY		276,908,647

Consumer Staples - 11.4%
Beverages - 3.5%
Coca-Cola Co/The	2,004,665	138,121,419
PepsiCo Inc	832,682	121,646,513
		259,767,932
Food Products - 2.8%
Hershey Co/The	687,997	116,704,931
Kraft Heinz Co/The	3,523,351	87,132,470
		203,837,401
Household Products - 1.7%
Procter & Gamble Co/The	855,074	128,577,477
Tobacco - 3.4%
Altria Group Inc	2,059,964	116,140,770
Philip Morris International Inc	929,307	134,126,880
		250,267,650
TOTAL CONSUMER STAPLES		842,450,460

Energy - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp	745,218	117,535,783
Chord Energy Corp	765,821	69,475,281
Devon Energy Corp	2,538,195	82,465,956
Diamondback Energy Inc	531,814	76,150,447
EOG Resources Inc	723,758	76,602,547
Exxon Mobil Corp	1,279,755	146,352,782
Viper Energy Inc Class A	1,695,165	63,670,396
		632,253,192
Financials - 17.8%
Banks - 9.6%
Bank of America Corp	2,664,185	142,400,688
Citigroup Inc	1,337,388	135,383,787
JPMorgan Chase & Co	657,739	204,635,758
US Bancorp	2,053,740	95,868,583
Wells Fargo & Co	1,497,807	130,264,275
		708,553,091
Capital Markets - 3.7%
Blackstone Inc	591,447	86,729,788
CME Group Inc Class A	408,947	108,571,339
TPG Inc Class A	1,399,472	77,026,939
		272,328,066
Financial Services - 2.1%
Visa Inc Class A	456,206	155,447,632
Mortgage Real Estate Investment Trusts (REITs) - 2.4%
AGNC Investment Corp	8,872,325	88,723,250
Annaly Capital Management Inc	4,381,351	92,753,201
		181,476,451
TOTAL FINANCIALS		1,317,805,240

Health Care - 3.5%
Biotechnology - 1.3%
AbbVie Inc	184,220	40,167,329
Amgen Inc	90,994	27,155,339
Gilead Sciences Inc	263,619	31,578,920
		98,901,588
Health Care Providers & Services - 0.8%
CVS Health Corp	430,921	33,676,476
UnitedHealth Group Inc	77,891	26,604,450
		60,280,926
Pharmaceuticals - 1.4%
Johnson & Johnson	237,792	44,911,776
Merck & Co Inc	340,848	29,306,111
Pfizer Inc	1,035,351	25,521,402
		99,739,289
TOTAL HEALTH CARE		258,921,803

Industrials - 1.9%
Aerospace & Defense - 0.8%
GE Aerospace	82,225	25,403,414
Lockheed Martin Corp	28,401	13,969,884
RTX Corp	118,102	21,081,207
		60,454,505
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	110,864	10,689,507
Ground Transportation - 0.2%
Union Pacific Corp	59,198	13,045,463
Industrial Conglomerates - 0.2%
Honeywell International Inc	64,593	13,004,509
Machinery - 0.5%
Caterpillar Inc	42,619	24,602,244
PACCAR Inc	108,108	10,637,827
		35,240,071
Professional Services - 0.2%
Automatic Data Processing Inc	44,770	11,653,631
TOTAL INDUSTRIALS		144,087,686

Information Technology - 27.7%
Communications Equipment - 1.2%
Cisco Systems Inc	1,175,975	85,975,532
IT Services - 1.2%
IBM Corporation	277,472	85,297,667
Semiconductors & Semiconductor Equipment - 12.1%
Broadcom Inc	645,192	238,482,319
Microchip Technology Inc	1,000,026	62,421,623
NVIDIA Corp	2,644,741	535,533,605
Texas Instruments Inc	363,019	58,613,048
		895,050,595
Software - 5.6%
Microsoft Corp	801,171	414,854,356
Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc	1,597,441	431,900,123
Dell Technologies Inc Class C	514,939	83,425,267
HP Inc	1,648,583	45,616,292
		560,941,682
TOTAL INFORMATION TECHNOLOGY		2,042,119,832

Materials - 0.0%
Chemicals - 0.0%
Solstice Advanced Materials Inc	16,148	727,790
Real Estate - 8.5%
Health Care REITs - 0.9%
Omega Healthcare Investors Inc	1,533,887	64,469,271
Hotel & Resort REITs - 0.7%
Host Hotels & Resorts Inc	3,598,894	57,654,282
Industrial REITs - 1.0%
Prologis Inc	593,645	73,665,408
Retail REITs - 1.8%
Realty Income Corp	1,160,884	67,308,054
Simon Property Group Inc	357,416	62,819,436
		130,127,490
Specialized REITs - 4.1%
American Tower Corp	361,989	64,788,791
Crown Castle Inc	691,605	62,396,603
Gaming and Leisure Properties Inc	1,206,001	53,860,005
Public Storage Operating Co	209,052	58,233,525
VICI Properties Inc	2,049,286	61,458,087
		300,737,011
TOTAL REAL ESTATE		626,653,462

Utilities - 9.6%
Electric Utilities - 6.9%
American Electric Power Co Inc	879,362	105,752,074
Duke Energy Corp	803,683	99,897,797
Edison International	1,593,409	88,242,990
NextEra Energy Inc	1,414,323	115,125,893
Southern Co/The	1,096,550	103,119,562
		512,138,316
Independent Power and Renewable Electricity Producers - 1.5%
AES Corp/The	7,831,094	108,617,274
Multi-Utilities - 1.2%
Dominion Energy Inc	1,598,688	93,826,998
TOTAL UTILITIES		714,582,588

TOTAL UNITED STATES		7,058,626,017
TOTAL COMMON STOCKS (Cost $6,449,153,789)		7,389,275,112

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $721,010)	4.15	722,000	721,225

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	14,502,695	14,505,595
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	26,453,206	26,455,851
TOTAL MONEY MARKET FUNDS (Cost $40,961,446)			40,961,446

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $6,490,836,245)	7,430,957,783
NET OTHER ASSETS (LIABILITIES) - (0.3)% (e)	(21,361,517)
NET ASSETS - 100.0%	7,409,596,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	56	12/19/2025	19,247,200	583,407	583,407

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $160,709,885 or 2.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $160,709,885 or 2.2% of net assets.

(e)	Includes $482,661 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $721,225.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,901,260	87,240,605	82,636,371	69,245	101	-	14,505,595	14,502,695	0.0%
Fidelity Securities Lending Cash Central Fund	33,967,044	183,661,106	191,172,299	280,519	-	-	26,455,851	26,453,206	0.1%
Total	43,868,304	270,901,711	273,808,670	349,764	101	-	40,961,446

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.